Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total non-current borrowings	$ 46,164	$ 120,089
Borrowings	95,267	74,505
Total borrowings	141,431	194,594
NCN [Member]
Statement [Line Items]
Total borrowings	113,830	146,397
Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	11,998	29,896
Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	13,968	15,270
Other Borrowings [Member]
Statement [Line Items]
Total borrowings	1,635	3,031
At Book Value [Member]
Statement [Line Items]
Total borrowings	141,431	194,594
At Fair Value [Member]
Statement [Line Items]
Total borrowings	125,799	188,599
At Fair Value [Member] | NCN [Member]
Statement [Line Items]
Total borrowings	98,198	140,402
At Fair Value [Member] | Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	11,998	29,896
At Fair Value [Member] | Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	13,968	15,270
At Fair Value [Member] | Other Borrowings [Member]
Statement [Line Items]
Total borrowings	$ 1,635	$ 3,031